REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Variable Annuity Separate Account II
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Variable Annuity Separate Account II (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2 as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 7 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2021, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 25, 2022

We have served as the Separate Account's auditor since 2005.

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METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021

	AB VPS Global Thematic Growth Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Wellington Large Cap Research Division
Assets:
Investments at fair value	$453,959	$79,323	$24,388	$6,131,714
Total Assets	453,959	79,323	24,388	6,131,714
Liabilities:
Due to Metropolitan Life Insurance Company	—	—	—	—
Total Liabilities	—	—	—	—
Net Assets	$453,959	$79,323	$24,388	$6,131,714

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2021

	BHFTI Invesco Comstock Division	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division	BHFTI PIMCO Total Return Division	BHFTI T. Rowe Price Large Cap Value Division
Assets:
Investments at fair value	$55,036	$924,256	$47,161	$107,313	$1,920,316
Total Assets	55,036	924,256	47,161	107,313	1,920,316
Liabilities:
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$55,036	$924,256	$47,161	$107,313	$1,920,316

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division
Assets:
Investments at fair value	$139,795	$11,246,385	$822,016	$7,399,468	$1,530,201
Total Assets	139,795	11,246,385	822,016	7,399,468	1,530,201
Liabilities:
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$139,795	$11,246,385	$822,016	$7,399,468	$1,530,201

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2021

	BHFTII Jennison Growth Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII T. Rowe Price Large Cap Growth Division
Assets:
Investments at fair value	$6,698,067	$1,088,471	$4,680,767	$303,530	$11,167,263
Total Assets	6,698,067	1,088,471	4,680,767	303,530	11,167,263
Liabilities:
Due to Metropolitan Life Insurance Company	—	—	1	—	—
Total Liabilities	—	—	1	—	—
Net Assets	$6,698,067	$1,088,471	$4,680,766	$303,530	$11,167,263

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Dynamic Capital Appreciation Division	Fidelity® VIP Equity-Income Division
Assets:
Investments at fair value	$260,386	$1,305,705	$13,909,955	$5,774	$5,582,913
Total Assets	260,386	1,305,705	13,909,955	5,774	5,582,913
Liabilities:
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$260,386	$1,305,705	$13,909,955	$5,774	$5,582,913

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2021

	Fidelity® VIP High Income Division	Fidelity® VIP Index 500 Division	FTVIPT Franklin Small-Mid Cap Growth VIP Division	FTVIPT Templeton Foreign VIP Division	Invesco V.I. Equity and Income Division
Assets:
Investments at fair value	$681,160	$12,604,558	$592,338	$601,709	$21,673
Total Assets	681,160	12,604,558	592,338	601,709	21,673
Liabilities:
Due to Metropolitan Life Insurance Company	—	2	1	—	—
Total Liabilities	—	2	1	—	—
Net Assets	$681,160	$12,604,556	$592,337	$601,709	$21,673

The accompanying notes are an integral part of these financial statements.

	Invesco V.I. International Growth Division	LMPVET ClearBridge Variable Aggressive Growth Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division
Assets:
Investments at fair value	$1,856,889	$2,593,823	$2,789,584	$725,522	$6,028
Total Assets	1,856,889	2,593,823	2,789,584	725,522	6,028
Liabilities:
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets	$1,856,889	$2,593,823	$2,789,584	$725,522	$6,028

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
December 31, 2021

	LMPVET ClearBridge Variable Large Cap Value Division	LMPVET ClearBridge Variable Mid Cap Division	LMPVET ClearBridge Variable Small Cap Growth Division
Assets:
Investments at fair value	$1,117,052	$23,956	$1,126,323
Total Assets	1,117,052	23,956	1,126,323
Liabilities:
Due to Metropolitan Life Insurance Company	1	—	—
Total Liabilities	1	—	—
Net Assets	$1,117,051	$23,956	$1,126,323

The accompanying notes are an integral part of these financial statements.

	LMPVIT Western Asset Variable Global High Yield Bond Division	MFS® VIT Total Return Bond Division
Assets:
Investments at fair value	$117,290	$614,021
Total Assets	117,290	614,021
Liabilities:
Due to Metropolitan Life Insurance Company	—	—
Total Liabilities	—	—
Net Assets	$117,290	$614,021

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2021

	AB VPS Global Thematic Growth Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI Invesco Comstock Division
Investment Income:
Dividends	$—	$3,204	$190	$47,746	$983
Expenses:
Mortality and expense risk charges	5,396	892	284	52,869	642
Administrative charges	646	116	33	8,503	75
Total expenses	6,042	1,008	317	61,372	717
Net investment income (loss)	(6,042)	2,196	(127)	(13,626)	266
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	51,143	—	10	554,892	—
Realized gains (losses) on sale of investments	21,876	26	306	63,054	1,200
Net realized gains (losses)	73,019	26	316	617,946	1,200
Change in unrealized gains (losses) on investments	16,093	987	5,559	560,565	12,077
Net realized and change in unrealized gains (losses) on investments	89,112	1,013	5,875	1,178,511	13,277
Net increase (decrease) in net assets resulting from operations	$83,070	$3,209	$5,748	$1,164,885	$13,543

The accompanying notes are an integral part of these financial statements.

	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division	BHFTI PIMCO Total Return Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTII BlackRock Bond Income Division
Investment Income:
Dividends	$11,484	$—	$1,963	$35,615	$4,028
Expenses:
Mortality and expense risk charges	8,694	687	1,376	23,001	1,859
Administrative charges	1,474	81	164	2,758	222
Total expenses	10,168	768	1,540	25,759	2,081
Net investment income (loss)	1,316	(768)	423	9,856	1,947
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	35,370	27,568	4,595	2,109	2,862
Realized gains (losses) on sale of investments	26,360	330	548	9,779	522
Net realized gains (losses)	61,730	27,898	5,143	11,888	3,384
Change in unrealized gains (losses) on investments	37,336	(33,561)	(8,732)	367,243	(8,051)
Net realized and change in unrealized gains (losses) on investments	99,066	(5,663)	(3,589)	379,131	(4,667)
Net increase (decrease) in net assets resulting from operations	$100,382	$(6,431)	$(3,166)	$388,987	$(2,720)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2021

	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division	BHFTII Jennison Growth Division
Investment Income:
Dividends	$—	$2,802	$97,097	$—	$—
Expenses:
Mortality and expense risk charges	114,901	11,002	65,061	18,621	62,334
Administrative charges	16,372	1,534	10,374	2,233	9,619
Total expenses	131,273	12,536	75,435	20,854	71,953
Net investment income (loss)	(131,273)	(9,734)	21,662	(20,854)	(71,953)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,419,975	—	354,552	198,158	1,304,268
Realized gains (losses) on sale of investments	479,107	10,733	94,970	25,730	125,982
Net realized gains (losses)	1,899,082	10,733	449,522	223,888	1,430,250
Change in unrealized gains (losses) on investments	179,842	(15,138)	969,610	(24,335)	(414,551)
Net realized and change in unrealized gains (losses) on investments	2,078,924	(4,405)	1,419,132	199,553	1,015,699
Net increase (decrease) in net assets resulting from operations	$1,947,651	$(14,139)	$1,440,794	$178,699	$943,746

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII Western Asset Management Strategic Bond Opportunities Division
Investment Income:
Dividends	$13,935	$84,564	$4,123	$—	$9,925
Expenses:
Mortality and expense risk charges	12,617	44,657	3,491	101,715	3,017
Administrative charges	1,513	6,904	418	16,642	408
Total expenses	14,130	51,561	3,909	118,357	3,425
Net investment income (loss)	(195)	33,003	214	(118,357)	6,500
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	65,215	272,499	2,864	1,200,207	—
Realized gains (losses) on sale of investments	34,689	46,010	769	346,391	4,465
Net realized gains (losses)	99,904	318,509	3,633	1,546,598	4,465
Change in unrealized gains (losses) on investments	134,591	200,785	54,484	472,030	(7,013)
Net realized and change in unrealized gains (losses) on investments	234,495	519,294	58,117	2,018,628	(2,548)
Net increase (decrease) in net assets resulting from operations	$234,300	$552,297	$58,331	$1,900,271	$3,952

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2021

	BHFTII Western Asset Management U.S. Government Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Dynamic Capital Appreciation Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP High Income Division
Investment Income:
Dividends	$36,327	$7,593	$7	$100,548	$39,090
Expenses:
Mortality and expense risk charges	14,020	124,382	65	47,721	7,336
Administrative charges	2,043	19,238	7	8,014	1,244
Total expenses	16,063	143,620	72	55,735	8,580
Net investment income (loss)	20,264	(136,027)	(65)	44,813	30,510
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	1,602,454	492	588,284	—
Realized gains (losses) on sale of investments	(1,530)	420,595	126	60,809	(39,481)
Net realized gains (losses)	(1,530)	2,023,049	618	649,093	(39,481)
Change in unrealized gains (losses) on investments	(55,779)	1,114,622	519	417,009	36,850
Net realized and change in unrealized gains (losses) on investments	(57,309)	3,137,671	1,137	1,066,102	(2,631)
Net increase (decrease) in net assets resulting from operations	$(37,045)	$3,001,644	$1,072	$1,110,915	$27,879

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Index 500 Division	FTVIPT Franklin Small-Mid Cap Growth VIP Division	FTVIPT Templeton Foreign VIP Division	Invesco V.I. Equity and Income Division	Invesco V.I. International Growth Division
Investment Income:
Dividends	$145,525	$—	$11,802	$387	$24,667
Expenses:
Mortality and expense risk charges	111,466	7,467	8,038	257	18,089
Administrative charges	17,707	895	963	29	3,029
Total expenses	129,173	8,362	9,001	286	21,118
Net investment income (loss)	16,352	(8,362)	2,801	101	3,549
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	85,888	69,033	—	204	130,269
Realized gains (losses) on sale of investments	608,700	6,990	(3,989)	45	99,223
Net realized gains (losses)	694,588	76,023	(3,989)	249	229,492
Change in unrealized gains (losses) on investments	2,104,586	(19,958)	18,889	2,814	(141,955)
Net realized and change in unrealized gains (losses) on investments	2,799,174	56,065	14,900	3,063	87,537
Net increase (decrease) in net assets resulting from operations	$2,815,526	$47,703	$17,701	$3,164	$91,086

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Concluded)
For the year ended December 31, 2021

	LMPVET ClearBridge Variable Aggressive Growth Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Large Cap Value Division
Investment Income:
Dividends	$4,526	$16,270	$10,413	$—	$10,954
Expenses:
Mortality and expense risk charges	25,999	23,963	8,587	69	13,336
Administrative charges	4,117	3,867	1,029	7	1,599
Total expenses	30,116	27,830	9,616	76	14,935
Net investment income (loss)	(25,590)	(11,560)	797	(76)	(3,981)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	733,963	97,979	52,578	364	91,292
Realized gains (losses) on sale of investments	79,768	55,023	39,905	184	20,583
Net realized gains (losses)	813,731	153,002	92,483	548	111,875
Change in unrealized gains (losses) on investments	(552,136)	377,293	59,987	579	120,328
Net realized and change in unrealized gains (losses) on investments	261,595	530,295	152,470	1,127	232,203
Net increase (decrease) in net assets resulting from operations	$236,005	$518,735	$153,267	$1,051	$228,222

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Mid Cap Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Variable Global High Yield Bond Division	MFS® VIT Total Return Bond Division
Investment Income:
Dividends	$6	$—	$5,256	$25,857
Expenses:
Mortality and expense risk charges	272	12,846	1,496	7,625
Administrative charges	31	1,705	178	1,327
Total expenses	303	14,551	1,674	8,952
Net investment income (loss)	(297)	(14,551)	3,582	16,905
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	2,607	133,952	—	70
Realized gains (losses) on sale of investments	245	41,797	(475)	43,501
Net realized gains (losses)	2,852	175,749	(475)	43,571
Change in unrealized gains (losses) on investments	2,537	(42,356)	(3,309)	(76,514)
Net realized and change in unrealized gains (losses) on investments	5,389	133,393	(3,784)	(32,943)
Net increase (decrease) in net assets resulting from operations	$5,092	$118,842	$(202)	$(16,038)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2021 and 2020

	AB VPS Global Thematic Growth Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/Wellington Large Cap Research Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(6,042)	$(3,402)	$2,196	$3,019	$(127)	$(7)	$(13,626)	$579
Net realized gains (losses)	73,019	39,920	26	(138)	316	637	617,946	337,867
Change in unrealized gains (losses) on investments	16,093	81,757	987	1,726	5,559	(667)	560,565	543,978
Net increase (decrease) in net assets resulting from operations	83,070	118,275	3,209	4,607	5,748	(37)	1,164,885	882,424
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—	—	—	180	180
Net transfers (including fixed account)	—	—	—	—	(986)	566	(470)	(84,130)
Contract charges	(192)	(2)	(16)	—	(15)	—	(321)	(5)
Transfers for Contract benefits and terminations	(58,247)	(30,746)	(667)	(1,637)	(25)	(23)	(151,012)	(144,690)
Net increase (decrease) in net assets resulting from Contract transactions	(58,439)	(30,748)	(683)	(1,637)	(1,026)	543	(151,623)	(228,645)
Net increase (decrease) in net assets	24,631	87,527	2,526	2,970	4,722	506	1,013,262	653,779
Net Assets:
Beginning of year	429,328	341,801	76,797	73,827	19,666	19,160	5,118,452	4,464,673
End of year	$453,959	$429,328	$79,323	$76,797	$24,388	$19,666	$6,131,714	$5,118,452

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Comstock Division		BHFTI MFS® Research International Division		BHFTI Morgan Stanley Discovery Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$266	$317	$1,316	$12,077	$(768)	$(481)
Net realized gains (losses)	1,200	2,705	61,730	29,492	27,898	5,386
Change in unrealized gains (losses) on investments	12,077	(3,445)	37,336	59,354	(33,561)	27,297
Net increase (decrease) in net assets resulting from operations	13,543	(423)	100,382	100,923	(6,431)	32,202
Contract Transactions:
Purchase payments received from Contract owners	—	—	180	180	—	—
Net transfers (including fixed account)	(1,986)	1,169	—	(3,275)	—	—
Contract charges	(15)	—	(28)	(2)	(13)	—
Transfers for Contract benefits and terminations	(687)	(547)	(143,379)	(59,575)	(13)	(66)
Net increase (decrease) in net assets resulting from Contract transactions	(2,688)	622	(143,227)	(62,672)	(26)	(66)
Net increase (decrease) in net assets	10,855	199	(42,845)	38,251	(6,457)	32,136
Net Assets:
Beginning of year	44,181	43,982	967,101	928,850	53,618	21,482
End of year	$55,036	$44,181	$924,256	$967,101	$47,161	$53,618

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021 and 2020

	BHFTI PIMCO Total Return Division		BHFTI T. Rowe Price Large Cap Value Division		BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$423	$2,830	$9,856	$15,344	$1,947	$3,461	$(131,273)	$(103,409)
Net realized gains (losses)	5,143	768	11,888	84,388	3,384	789	1,899,082	1,248,280
Change in unrealized gains (losses) on investments	(8,732)	4,158	367,243	(89,824)	(8,051)	6,234	179,842	1,762,538
Net increase (decrease) in net assets resulting from operations	(3,166)	7,756	388,987	9,908	(2,720)	10,484	1,947,651	2,907,409
Contract Transactions:
Purchase payments received from Contract owners	—	—	8,372	—	—	—	7,431	400
Net transfers (including fixed account)	2,634	506	(1,828)	(1,107)	3,289	(934)	11,738	(126,290)
Contract charges	(34)	—	(840)	(23)	(97)	(3)	(1,403)	(34)
Transfers for Contract benefits and terminations	(6,460)	(5,301)	(89,620)	(102,318)	(12,837)	(10,276)	(802,825)	(437,552)
Net increase (decrease) in net assets resulting from Contract transactions	(3,860)	(4,795)	(83,916)	(103,448)	(9,645)	(11,213)	(785,059)	(563,476)
Net increase (decrease) in net assets	(7,026)	2,961	305,071	(93,540)	(12,365)	(729)	1,162,592	2,343,933
Net Assets:
Beginning of year	114,339	111,378	1,615,245	1,708,785	152,160	152,889	10,083,793	7,739,860
End of year	$107,313	$114,339	$1,920,316	$1,615,245	$139,795	$152,160	$11,246,385	$10,083,793

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse/Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(9,734)	$22,196	$21,662	$29,694	$(20,854)	$(16,317)
Net realized gains (losses)	10,733	641	449,522	669,900	223,888	152,098
Change in unrealized gains (losses) on investments	(15,138)	(60,940)	969,610	(126,760)	(24,335)	191,153
Net increase (decrease) in net assets resulting from operations	(14,139)	(38,103)	1,440,794	572,834	178,699	326,934
Contract Transactions:
Purchase payments received from Contract owners	—	—	800	800	7,032	—
Net transfers (including fixed account)	25,540	202,206	1,265	(40,493)	(354)	(302)
Contract charges	(225)	—	(401)	(32)	(484)	(13)
Transfers for Contract benefits and terminations	(3,387,951)	(625)	(466,039)	(360,801)	(59,531)	(92,037)
Net increase (decrease) in net assets resulting from Contract transactions	(3,362,636)	201,581	(464,375)	(400,526)	(53,337)	(92,352)
Net increase (decrease) in net assets	(3,376,775)	163,478	976,419	172,308	125,362	234,582
Net Assets:
Beginning of year	4,198,791	4,035,313	6,423,049	6,250,741	1,404,839	1,170,257
End of year	$822,016	$4,198,791	$7,399,468	$6,423,049	$1,530,201	$1,404,839

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021 and 2020

	BHFTII Jennison Growth Division		BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(71,953)	$(44,268)	$(195)	$2,297	$33,003	$52,280	$214	$676
Net realized gains (losses)	1,430,250	616,878	99,904	75,064	318,509	204,493	3,633	14,407
Change in unrealized gains (losses) on investments	(414,551)	1,631,931	134,591	49,530	200,785	76,864	54,484	(15,008)
Net increase (decrease) in net assets resulting from operations	943,746	2,204,541	234,300	126,891	552,297	333,637	58,331	75
Contract Transactions:
Purchase payments received from Contract owners	—	—	10,547	—	120	120	—	—
Net transfers (including fixed account)	(158)	(107,531)	22	241	65	(9,676)	—	—
Contract charges	(216)	(18)	(249)	(1)	(347)	(39)	(59)	(8)
Transfers for Contract benefits and terminations	(284,697)	(162,416)	(64,061)	(46,241)	(221,515)	(300,271)	(1,084)	(68,770)
Net increase (decrease) in net assets resulting from Contract transactions	(285,071)	(269,965)	(53,741)	(46,001)	(221,677)	(309,866)	(1,143)	(68,778)
Net increase (decrease) in net assets	658,675	1,934,576	180,559	80,890	330,620	23,771	57,188	(68,703)
Net Assets:
Beginning of year	6,039,392	4,104,816	907,912	827,022	4,350,146	4,326,375	246,342	315,045
End of year	$6,698,067	$6,039,392	$1,088,471	$907,912	$4,680,766	$4,350,146	$303,530	$246,342

The accompanying notes are an integral part of these financial statements.

	BHFTII T. Rowe Price Large Cap Growth Division		BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(118,357)	$(71,424)	$6,500	$14,007	$20,264	$29,295
Net realized gains (losses)	1,546,598	752,883	4,465	1,666	(1,530)	622
Change in unrealized gains (losses) on investments	472,030	2,001,851	(7,013)	820	(55,779)	20,553
Net increase (decrease) in net assets resulting from operations	1,900,271	2,683,310	3,952	16,493	(37,045)	50,470
Contract Transactions:
Purchase payments received from Contract owners	1,430	180	—	—	—	—
Net transfers (including fixed account)	—	(54,426)	15,984	5	164	203,963
Contract charges	(180)	(22)	(44)	—	(105)	(5)
Transfers for Contract benefits and terminations	(880,582)	(272,794)	(55,188)	(22,532)	(62,639)	(73,483)
Net increase (decrease) in net assets resulting from Contract transactions	(879,332)	(327,062)	(39,248)	(22,527)	(62,580)	130,475
Net increase (decrease) in net assets	1,020,939	2,356,248	(35,296)	(6,034)	(99,625)	180,945
Net Assets:
Beginning of year	10,146,324	7,790,076	295,682	301,716	1,405,330	1,224,385
End of year	$11,167,263	$10,146,324	$260,386	$295,682	$1,305,705	$1,405,330

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021 and 2020

	Fidelity® VIP Contrafund® Division		Fidelity® VIP Dynamic Capital Appreciation Division		Fidelity® VIP Equity-Income Division		Fidelity® VIP High Income Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(136,027)	$(92,088)	$(65)	$(50)	$44,813	$33,165	$30,510	$33,737
Net realized gains (losses)	2,023,049	349,299	618	73	649,093	192,326	(39,481)	(21,399)
Change in unrealized gains (losses) on investments	1,114,622	2,446,801	519	1,120	417,009	17,085	36,850	(6,456)
Net increase (decrease) in net assets resulting from operations	3,001,644	2,704,012	1,072	1,143	1,110,915	242,576	27,879	5,882
Contract Transactions:
Purchase payments received from Contract owners	60	15,060	—	—	900	900	60	60
Net transfers (including fixed account)	35,170	(215,651)	62	—	(22,171)	257	(11,582)	(13,678)
Contract charges	(528)	(32)	—	—	(138)	(25)	(61)	(2)
Transfers for Contract benefits and terminations	(808,925)	(633,819)	(72)	(14)	(298,956)	(237,783)	(213,166)	(34,296)
Net increase (decrease) in net assets resulting from Contract transactions	(774,223)	(834,442)	(10)	(14)	(320,365)	(236,651)	(224,749)	(47,916)
Net increase (decrease) in net assets	2,227,421	1,869,570	1,062	1,129	790,550	5,925	(196,870)	(42,034)
Net Assets:
Beginning of year	11,682,534	9,812,964	4,712	3,583	4,792,363	4,786,438	878,030	920,064
End of year	$13,909,955	$11,682,534	$5,774	$4,712	$5,582,913	$4,792,363	$681,160	$878,030

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Index 500 Division		FTVIPT Franklin Small-Mid Cap Growth VIP Division		FTVIPT Templeton Foreign VIP Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$16,352	$62,301	$(8,362)	$(6,665)	$2,801	$11,235
Net realized gains (losses)	694,588	524,060	76,023	65,767	(3,989)	(14,237)
Change in unrealized gains (losses) on investments	2,104,586	894,480	(19,958)	154,448	18,889	(18,073)
Net increase (decrease) in net assets resulting from operations	2,815,526	1,480,841	47,703	213,550	17,701	(21,075)
Contract Transactions:
Purchase payments received from Contract owners	3,620	1,120	—	—	—	—
Net transfers (including fixed account)	(16,307)	(53,966)	(423)	(2,189)	72	3,166
Contract charges	(221)	(51)	(119)	—	(138)	(2)
Transfers for Contract benefits and terminations	(841,960)	(844,458)	(30,226)	(52,826)	(34,070)	(39,320)
Net increase (decrease) in net assets resulting from Contract transactions	(854,868)	(897,355)	(30,768)	(55,015)	(34,136)	(36,156)
Net increase (decrease) in net assets	1,960,658	583,486	16,935	158,535	(16,435)	(57,231)
Net Assets:
Beginning of year	10,643,898	10,060,412	575,402	416,867	618,144	675,375
End of year	$12,604,556	$10,643,898	$592,337	$575,402	$601,709	$618,144

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021 and 2020

	Invesco V.I. Equity and Income Division		Invesco V.I. International Growth Division		LMPVET ClearBridge Variable Aggressive Growth Division		LMPVET ClearBridge Variable Appreciation Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$101	$183	$3,549	$23,563	$(25,590)	$(5,966)	$(11,560)	$8
Net realized gains (losses)	249	726	229,492	83,201	813,731	238,162	153,002	109,064
Change in unrealized gains (losses) on investments	2,814	541	(141,955)	108,884	(552,136)	130,854	377,293	174,671
Net increase (decrease) in net assets resulting from operations	3,164	1,450	91,086	215,648	236,005	363,050	518,735	283,743
Contract Transactions:
Purchase payments received from Contract owners	—	—	1,650	400	8,596	440	7,032	—
Net transfers (including fixed account)	—	—	(31,985)	(3,982)	(5,039)	1,041	(120)	(645)
Contract charges	(30)	—	(65)	(9)	(166)	(7)	(253)	(38)
Transfers for Contract benefits and terminations	(11)	(10)	(206,801)	(116,956)	(222,423)	(74,868)	(85,597)	(79,165)
Net increase (decrease) in net assets resulting from Contract transactions	(41)	(10)	(237,201)	(120,547)	(219,032)	(73,394)	(78,938)	(79,848)
Net increase (decrease) in net assets	3,123	1,440	(146,115)	95,101	16,973	289,656	439,797	203,895
Net Assets:
Beginning of year	18,550	17,110	2,003,004	1,907,903	2,576,850	2,287,194	2,349,787	2,145,892
End of year	$21,673	$18,550	$1,856,889	$2,003,004	$2,593,823	$2,576,850	$2,789,584	$2,349,787

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Large Cap Value Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$797	$311	$(76)	$(58)	$(3,981)	$40
Net realized gains (losses)	92,483	17,687	548	616	111,875	101,646
Change in unrealized gains (losses) on investments	59,987	15,336	579	620	120,328	(70,546)
Net increase (decrease) in net assets resulting from operations	153,267	33,334	1,051	1,178	228,222	31,140
Contract Transactions:
Purchase payments received from Contract owners	8,596	440	—	—	—	—
Net transfers (including fixed account)	234	(2,783)	210	(923)	(38)	(51)
Contract charges	(194)	(6)	—	—	(383)	(8)
Transfers for Contract benefits and terminations	(88,164)	(34,029)	(8)	(18)	(51,297)	(31,930)
Net increase (decrease) in net assets resulting from Contract transactions	(79,528)	(36,378)	202	(941)	(51,718)	(31,989)
Net increase (decrease) in net assets	73,739	(3,044)	1,253	237	176,504	(849)
Net Assets:
Beginning of year	651,783	654,827	4,775	4,538	940,547	941,396
End of year	$725,522	$651,783	$6,028	$4,775	$1,117,051	$940,547

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)
For the years ended December 31, 2021 and 2020

	LMPVET ClearBridge Variable Mid Cap Division		LMPVET ClearBridge Variable Small Cap Growth Division
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(297)	$(170)	$(14,551)	$(10,727)
Net realized gains (losses)	2,852	268	175,749	90,308
Change in unrealized gains (losses) on investments	2,537	2,194	(42,356)	232,922
Net increase (decrease) in net assets resulting from operations	5,092	2,292	118,842	312,503
Contract Transactions:
Purchase payments received from Contract owners	—	—	7,032	220
Net transfers (including fixed account)	—	—	(928)	(3,551)
Contract charges	(4)	—	(102)	—
Transfers for Contract benefits and terminations	(11)	(11)	(76,523)	(50,467)
Net increase (decrease) in net assets resulting from Contract transactions	(15)	(11)	(70,521)	(53,798)
Net increase (decrease) in net assets	5,077	2,281	48,321	258,705
Net Assets:
Beginning of year	18,879	16,598	1,078,002	819,297
End of year	$23,956	$18,879	$1,126,323	$1,078,002

The accompanying notes are an integral part of these financial statements.

	LMPVIT Western Asset Variable Global High Yield Bond Division		MFS® VIT Total Return Bond Division
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,582	$2,961	$16,905	$23,664
Net realized gains (losses)	(475)	(693)	43,571	3,404
Change in unrealized gains (losses) on investments	(3,309)	4,202	(76,514)	40,857
Net increase (decrease) in net assets resulting from operations	(202)	6,470	(16,038)	67,925
Contract Transactions:
Purchase payments received from Contract owners	10,547	—	—	—
Net transfers (including fixed account)	—	—	507	(203)
Contract charges	(26)	—	(53)	—
Transfers for Contract benefits and terminations	(11,862)	(4,354)	(348,406)	(14,609)
Net increase (decrease) in net assets resulting from Contract transactions	(1,341)	(4,354)	(347,952)	(14,812)
Net increase (decrease) in net assets	(1,543)	2,116	(363,990)	53,113
Net Assets:
Beginning of year	118,833	116,717	978,011	924,898
End of year	$117,290	$118,833	$614,021	$978,011

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Metropolitan Life Variable Annuity Separate Account II (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Board of Directors of Citicorp Life Insurance Company ("CLIC") on July 6, 1993 to support operations of CLIC with respect to certain variable annuity contracts (the "Contracts"). On October 6, 2006, CLIC merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB VPS")

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I.")

Brighthouse Funds Trust I ("BHFTI")

Brighthouse Funds Trust II ("BHFTII")

Fidelity® Variable Insurance Products ("Fidelity VIP")

Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

Legg Mason Partners Variable Equity Trust ("LMPVET")

Legg Mason Partners Variable Income Trust ("LMPVIT")

MFS® Variable Insurance Trust ("MFS VIT")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31, 2021:

AB VPS Global Thematic Growth Division

BHFTI BlackRock High Yield Division

BHFTI Brighthouse Small Cap Value Division

BHFTI Brighthouse/Wellington Large Cap Research Division (a)

BHFTI Invesco Comstock Division

BHFTI MFS® Research International Division (a)

BHFTI Morgan Stanley Discovery Division

BHFTI PIMCO Total Return Division

BHFTI T. Rowe Price Large Cap Value Division (a)

BHFTII BlackRock Bond Income Division

BHFTII BlackRock Capital Appreciation Division

BHFTII BlackRock Ultra-Short Term Bond Division

BHFTII Brighthouse/Wellington Core Equity Opportunities Division

BHFTII Frontier Mid Cap Growth Division

BHFTII Jennison Growth Division (a)

BHFTII MetLife Stock Index Division

BHFTII MFS® Total Return Division (a)

BHFTII MFS® Value Division

BHFTII T. Rowe Price Large Cap Growth Division (a)

BHFTII Western Asset Management Strategic Bond Opportunities Division

BHFTII Western Asset Management U.S. Government Division

Fidelity® VIP Contrafund® Division (a)

Fidelity® VIP Dynamic Capital Appreciation Division

Fidelity® VIP Equity-Income Division

Fidelity® VIP High Income Division

Fidelity® VIP Index 500 Division

FTVIPT Franklin Small-Mid Cap Growth VIP Division

FTVIPT Templeton Foreign VIP Division

Invesco V.I. Equity and Income Division

Invesco V.I. International Growth Division

LMPVET ClearBridge Variable Aggressive Growth Division

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Concluded)

LMPVET ClearBridge Variable Appreciation Division

LMPVET ClearBridge Variable Dividend Strategy Division

LMPVET ClearBridge Variable Large Cap Growth Division

LMPVET ClearBridge Variable Large Cap Value Division

LMPVET ClearBridge Variable Mid Cap Division

LMPVET ClearBridge Variable Small Cap Growth Division

LMPVIT Western Asset Variable Global High Yield Bond Division

MFS® VIT Total Return Bond Division

(a) This Division invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

3.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Account's investments in shares of a fund, portfolio or series of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. There were no Contracts in payout/annuitization at December 31, 2021. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

COVID

The COVID-19 pandemic has caused volatility within the global economy and financial markets. This pandemic may last for an extended period of time and may continue to impact the economy for the foreseeable future. These events may negatively affect the Separate Account's operations or financial results.

4.  EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  EXPENSES & CONTRACT CHARGES — (Concluded)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2021:

Administrative	0.15%
Mortality and Expense Risk	0.84	% - 1.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

A Contract administrative charge of $30 is assessed on an annual basis for the Contracts. For certain Contracts, the administrative charge is waived if the Contract value is less than $25,000 or if the Contract owner has added at least $2,500 ($2,000 for Qualified Contracts) to the Contract in the last 12 months. For certain Contracts, a transfer fee of $25 may be deducted after twelve transfers are made in a Contract year. For certain Contracts, the Company reserves the right to assess a transaction charge of the lesser of $25 or 2% of the surrender is imposed on partial surrenders. The Company did not impose this charge for the years reported. In addition, most Contracts impose a surrender charge which ranges from 0% to 7% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2021 and 2020.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENT OF INVESTMENTS

	As of December 31, 2021		For the year ended December 31, 2021
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
AB VPS Global Thematic Growth Division	10,364	314,128	51,158	64,604
BHFTI BlackRock High Yield Division	9,817	78,236	3,221	1,855
BHFTI Brighthouse Small Cap Value Division	1,283	19,544	460	1,669
BHFTI Brighthouse/Wellington Large Cap Research Division	323,019	3,959,189	603,025	213,711
BHFTI Invesco Comstock Division	3,300	31,941	1,024	3,518
BHFTI MFS® Research International Division	62,420	750,408	47,753	154,575
BHFTI Morgan Stanley Discovery Division	2,494	46,126	27,617	901
BHFTI PIMCO Total Return Division	9,422	105,134	9,286	8,228
BHFTI T. Rowe Price Large Cap Value Division	54,324	1,654,616	43,036	115,142
BHFTII BlackRock Bond Income Division	1,293	135,671	10,173	15,133
BHFTII BlackRock Capital Appreciation Division	200,114	6,601,692	1,439,334	935,904
BHFTII BlackRock Ultra-Short Term Bond Division	8,235	825,563	28,383	3,401,049
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	185,126	5,542,011	451,725	540,148
BHFTII Frontier Mid Cap Growth Division	36,347	1,113,505	203,671	79,860
BHFTII Jennison Growth Division	321,251	4,780,817	1,319,898	372,894
BHFTII MetLife Stock Index Division	15,986	538,993	87,180	76,013
BHFTII MFS® Total Return Division	25,215	3,804,460	358,896	275,301
BHFTII MFS® Value Division	15,950	237,648	6,997	5,134
BHFTII T. Rowe Price Large Cap Growth Division	362,504	7,268,625	1,221,059	1,018,784
BHFTII Western Asset Management Strategic Bond Opportunities Division	18,965	243,242	25,970	58,940
BHFTII Western Asset Management U.S. Government Division	112,755	1,348,040	38,368	80,970
Fidelity® VIP Contrafund® Division	256,709	8,031,555	1,731,055	1,039,158
Fidelity® VIP Dynamic Capital Appreciation Division	306	3,308	573	202
Fidelity® VIP Equity-Income Division	213,496	4,833,310	697,973	385,444
Fidelity® VIP High Income Division	129,745	818,272	40,326	234,722
Fidelity® VIP Index 500 Division	26,917	4,332,689	245,558	998,352
FTVIPT Franklin Small-Mid Cap Growth VIP Division	26,455	516,178	69,048	39,182
FTVIPT Templeton Foreign VIP Division	44,276	678,417	13,260	44,681
Invesco V.I. Equity and Income Division	1,048	18,703	591	392
Invesco V.I. International Growth Division	44,842	1,189,153	164,366	267,907
LMPVET ClearBridge Variable Aggressive Growth Division	107,762	2,320,269	746,352	257,327
LMPVET ClearBridge Variable Appreciation Division	45,656	1,387,120	120,041	112,888
LMPVET ClearBridge Variable Dividend Strategy Division	28,319	423,691	70,049	96,227
LMPVET ClearBridge Variable Large Cap Growth Division	139	3,084	798	365
LMPVET ClearBridge Variable Large Cap Value Division	49,123	814,899	102,318	66,786
LMPVET ClearBridge Variable Mid Cap Division	817	13,108	2,657	454
LMPVET ClearBridge Variable Small Cap Growth Division	31,011	687,462	139,545	90,822
LMPVIT Western Asset Variable Global High Yield Bond Division	16,313	128,382	13,204	11,051
MFS® VIT Total Return Bond Division	45,049	541,297	28,964	360,160

This page is intentionally left blank.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS
For the years ended December 31, 2021 and 2020:

	AB VPS Global Thematic Growth Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Small Cap Value Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	412,724	450,632	21,777	22,270	5,316	5,078
Units issued and transferred from other funding options	—	3,739	—	—	42	312
Units redeemed and transferred to other funding options	(51,668)	(41,647)	(187)	(493)	(284)	(74)
Units end of year	361,056	412,724	21,590	21,777	5,074	5,316
	BHFTI Morgan Stanley Discovery Division		BHFTI PIMCO Total Return Division		BHFTI T. Rowe Price Large Cap Value Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	8,823	8,823	52,738	54,969	661,612	710,497
Units issued and transferred from other funding options	—	—	1,249	1,144	2,838	1,121
Units redeemed and transferred to other funding options	(2)	—	(3,083)	(3,375)	(31,714)	(50,006)
Units end of year	8,821	8,823	50,904	52,738	632,736	661,612
	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division		BHFTII Jennison Growth Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	1,776,646	1,912,343	418,768	452,649	1,478,991	1,558,733
Units issued and transferred from other funding options	510	4,415	1,899	5,466	3,595	—
Units redeemed and transferred to other funding options	(110,863)	(140,112)	(16,815)	(39,347)	(66,115)	(79,742)
Units end of year	1,666,293	1,776,646	403,852	418,768	1,416,471	1,478,991
	BHFTII T. Rowe Price Large Cap Growth Division		BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	1,335,714	1,389,598	149,186	160,313	791,165	729,899
Units issued and transferred from other funding options	2,763	8,691	7,740	66	1,077	106,265
Units redeemed and transferred to other funding options	(108,741)	(62,575)	(28,324)	(11,193)	(36,325)	(44,999)
Units end of year	1,229,736	1,335,714	128,602	149,186	755,917	791,165

	BHFTI Brighthouse/ Wellington Large Cap Research Division		BHFTI Invesco Comstock Division		BHFTI MFS® Research International Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	1,594,525	1,682,052	18,594	18,160	340,278	366,008
Units issued and transferred from other funding options	169	5,898	—	757	352	74
Units redeemed and transferred to other funding options	(43,071)	(93,425)	(958)	(323)	(46,483)	(25,804)
Units end of year	1,551,623	1,594,525	17,636	18,594	294,147	340,278
	BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	74,872	80,560	3,129,943	3,337,078	3,966,908	3,758,957
Units issued and transferred from other funding options	1,652	—	6,489	4,823	25,158	217,341
Units redeemed and transferred to other funding options	(6,461)	(5,688)	(215,143)	(211,958)	(3,166,558)	(9,390)
Units end of year	70,063	74,872	2,921,289	3,129,943	825,508	3,966,908
	BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	99,323	105,116	1,861,913	2,012,182	99,136	129,826
Units issued and transferred from other funding options	977	35	840	376	—	—
Units redeemed and transferred to other funding options	(5,990)	(5,828)	(88,404)	(150,645)	(374)	(30,690)
Units end of year	94,310	99,323	1,774,349	1,861,913	98,762	99,136
	Fidelity® VIP Contrafund® Division		Fidelity® VIP Dynamic Capital Appreciation Division		Fidelity® VIP Equity-Income Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	1,530,156	1,665,211	1,155	1,155	1,161,765	1,224,436
Units issued and transferred from other funding options	14,490	3,931	—	—	2,260	1,100
Units redeemed and transferred to other funding options	(97,127)	(138,986)	—	—	(68,214)	(63,771)
Units end of year	1,447,519	1,530,156	1,155	1,155	1,095,811	1,161,765

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2021 and 2020:

	Fidelity® VIP High Income Division		Fidelity® VIP Index 500 Division		FTVIPT Franklin Small-Mid Cap Growth VIP Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	386,167	411,260	1,912,218	2,112,870	125,390	138,927
Units issued and transferred from other funding options	750	191	2,852	1,336	—	940
Units redeemed and transferred to other funding options	(96,851)	(25,284)	(134,039)	(201,988)	(6,404)	(14,477)
Units end of year	290,066	386,167	1,781,031	1,912,218	118,986	125,390
	LMPVET ClearBridge Variable Aggressive Growth Division		LMPVET ClearBridge Variable Appreciation Division		LMPVET ClearBridge Variable Dividend Strategy Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	729,774	756,212	613,296	635,670	209,774	223,757
Units issued and transferred from other funding options	2,685	637	1,770	14	2,441	164
Units redeemed and transferred to other funding options	(61,730)	(27,075)	(20,422)	(22,388)	(25,464)	(14,147)
Units end of year	670,729	729,774	594,644	613,296	186,751	209,774

	LMPVET ClearBridge Variable Small Cap Growth Division		LMPVIT Western Asset Variable Global High Yield Bond Division		MFS® VIT Total Return Bond Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	145,694	156,156	39,884	41,454	351,441	356,891
Units issued and transferred from other funding options	884	107	3,477	—	1,291	236
Units redeemed and transferred to other funding options	(9,716)	(10,569)	(3,962)	(1,570)	(127,951)	(5,686)
Units end of year	136,862	145,694	39,399	39,884	224,781	351,441

	FTVIPT Templeton Foreign VIP Division		Invesco V.I. Equity and Income Division		Invesco V.I. International Growth Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	394,718	420,326	10,595	10,595	591,953	635,522
Units issued and transferred from other funding options	1,003	3,559	—	—	2,744	140
Units redeemed and transferred to other funding options	(21,638)	(29,167)	(15)	—	(70,402)	(43,709)
Units end of year	374,083	394,718	10,580	10,595	524,295	591,953
	LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Large Cap Value Division		LMPVET ClearBridge Variable Mid Cap Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	1,108	1,357	310,077	322,090	5,498	5,498
Units issued and transferred from other funding options	101	—	—	—	—	—
Units redeemed and transferred to other funding options	(46)	(249)	(14,175)	(12,013)	(1)	—
Units end of year	1,163	1,108	295,902	310,077	5,497	5,498

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, portfolio, or series, and the total return for the five years ended December 31, 2021:

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
AB VPS Global Thematic	2021	361,056	1.26	453,959	—	1.40	20.87
Growth Division	2020	412,724	1.04	429,328	0.45	1.40	37.14
	2019	450,632	0.76	341,801	0.16	1.40	27.98
	2018	476,132	0.59	282,191	—	1.40	(11.24)
	2017	492,525	0.67	328,880	0.28	1.40	34.41
BHFTI BlackRock High Yield	2021	21,590	3.67	79,323	4.09	1.29	4.18
Division	2020	21,777	3.53	76,797	5.47	1.29	6.38
	2019	22,270	3.32	73,827	6.00	1.29	13.57
	2018	22,673	2.92	66,182	5.08	1.29	(3.84)
	2017	23,309	3.04	70,754	5.55	1.29	6.69
BHFTI Brighthouse Small Cap	2021	5,074	4.81	24,388	0.83	1.40	29.94
Value Division	2020	5,316	3.70	19,666	1.34	1.40	(1.96)
	2019	5,078	3.77	19,160	0.89	1.40	26.99
	2018	5,043	2.97	14,984	0.84	1.40	(16.42)
	2017	8,866	3.56	31,520	0.99	1.40	10.15
BHFTI	2021	1,551,623	3.50 - 4.07	6,131,714	0.84	0.99 - 1.40	22.47 - 23.16
Brighthouse/Wellington	2020	1,594,525	2.86 - 3.30	5,118,452	1.10	0.99 - 1.40	20.40 - 21.06
Large Cap Research Division	2019	1,682,052	2.38 - 2.73	4,464,673	1.13	0.99 - 1.40	30.00 - 30.77
	2018	1,787,902	1.83 - 2.09	3,633,768	1.01	0.99 - 1.40	(7.60) - (7.08)
	2017	1,912,114	1.98 - 2.24	4,183,208	1.06	0.99 - 1.40	20.24 - 20.88
BHFTI Invesco Comstock	2021	17,636	3.12	55,036	1.91	1.40	31.33
Division	2020	18,594	2.38	44,181	2.23	1.40	(1.89)
	2019	18,160	2.42	43,982	2.10	1.40	23.22
	2018	18,483	1.97	36,330	0.60	1.40	(13.38)
	2017	21,205	2.27	48,122	2.24	1.40	16.38
BHFTI MFS® Research	2021	294,147	2.24 - 3.20	924,256	1.17	0.99 - 1.40	10.16 - 10.88
International Division	2020	340,278	2.04 - 2.89	967,101	2.44	0.99 - 1.40	11.44 - 12.16
	2019	366,008	1.83 - 2.57	928,850	1.58	0.99 - 1.40	26.53 - 27.42
	2018	399,721	1.44 - 2.02	796,239	2.21	0.99 - 1.40	(15.20) - (14.66)
	2017	440,401	1.70 - 2.37	1,029,620	1.97	0.99 - 1.40	26.38 - 27.25
BHFTI Morgan Stanley	2021	8,821	5.35	47,161	—	1.40	(12.02)
Discovery Division	2020	8,823	6.08	53,618	—	1.40	149.59
	2019	8,823	2.43	21,482	—	1.40	38.18
	2018	8,823	1.76	15,546	—	1.40	8.61
	2017	8,823	1.62	14,314	0.15	1.40	37.97
BHFTI PIMCO Total Return	2021	50,904	2.11	107,313	1.78	1.40	(2.76)
Division	2020	52,738	2.17	114,339	3.87	1.40	7.00
	2019	54,969	2.03	111,378	2.75	1.40	6.95
	2018	65,576	1.89	124,231	1.31	1.40	(1.62)
	2017	54,524	1.93	105,000	1.75	1.40	3.05

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI T. Rowe Price Large	2021	632,736	2.67 - 3.06	1,920,316	1.93	1.40	24.23 - 24.36
Cap Value Division	2020	661,612	2.15 - 2.46	1,615,245	2.47	1.40	1.44 - 1.56
	2019	710,497	2.12 - 2.42	1,708,785	2.13	1.40	24.76 - 24.86
	2018	745,839	1.70 - 1.94	1,437,222	1.93	1.40	(10.43) - (10.33)
	2017	953,308	1.90 - 2.16	2,050,179	2.09	1.40	15.33 - 15.45
BHFTII BlackRock Bond	2021	70,063	2.00	139,795	2.71	1.40	(1.82)
Income Division	2020	74,872	2.03	152,160	3.66	1.40	7.08
	2019	80,560	1.90	152,889	3.84	1.40	8.30
	2018	111,268	1.75	194,985	2.89	1.40	(1.75)
	2017	144,356	1.78	257,474	3.21	1.40	2.66
BHFTII BlackRock Capital	2021	2,921,289	3.57 - 4.16	11,246,385	—	0.99 - 1.40	19.52 - 20.01
Appreciation Division	2020	3,129,943	2.99 - 3.47	10,083,793	—	0.99 - 1.40	38.70 - 39.28
	2019	3,337,078	2.15 - 2.49	7,739,860	0.21	0.99 - 1.40	31.01 - 31.54
	2018	3,595,198	1.64 - 1.89	6,354,485	0.12	0.99 - 1.40	0.99 - 1.41
	2017	3,954,969	1.63 - 1.87	6,903,346	0.10	0.99 - 1.40	32.07 - 32.61
BHFTII BlackRock	2021	825,508	0.95 - 1.05	822,016	0.28	0.99 - 1.40	(1.58) - (1.18)
Ultra-Short Term Bond	2020	3,966,908	0.97 - 1.07	4,198,791	1.90	0.99 - 1.40	(0.97) - (0.56)
Division	2019	3,758,957	0.98 - 1.08	4,035,313	1.80	0.99 - 1.40	0.71 - 1.12
	2018	3,735,385	0.97 - 1.07	3,981,019	1.04	0.99 - 1.40	0.38 - 0.80
	2017	3,821,864	0.96 - 1.07	4,055,962	0.35	0.99 - 1.40	(0.51) - (0.10)
BHFTII	2021	1,666,293	2.78 - 4.70	7,399,468	1.40	0.99 - 1.40	22.70 - 23.20
Brighthouse/Wellington	2020	1,776,646	2.26 - 3.81	6,423,049	1.60	0.99 - 1.40	9.72 - 10.17
Core Equity Opportunities	2019	1,912,343	2.06 - 3.46	6,250,741	1.62	0.99 - 1.40	29.12 - 29.65
Division	2018	2,076,539	1.60 - 2.67	5,226,726	1.75	0.99 - 1.40	(1.48) - (1.08)
	2017	2,212,985	1.62 - 2.70	5,640,294	1.56	0.99 - 1.40	17.42 - 17.90
BHFTII Frontier Mid Cap	2021	403,852	3.79	1,530,201	—	1.40	12.95
Growth Division	2020	418,768	3.35	1,404,839	—	1.40	29.76
	2019	452,649	2.59	1,170,257	—	1.40	31.16
	2018	496,436	1.97	978,535	—	1.40	(7.08)
	2017	554,784	2.12	1,176,861	—	1.40	23.40
BHFTII Jennison Growth	2021	1,416,471	4.47 - 4.87	6,698,067	—	0.99 - 1.40	15.29 - 16.02
Division	2020	1,478,991	3.87 - 4.19	6,039,392	0.22	0.99 - 1.40	54.20 - 55.25
	2019	1,558,733	2.50 - 2.70	4,104,816	0.45	0.99 - 1.40	30.65 - 31.52
	2018	1,654,557	1.91 - 2.05	3,314,732	0.35	0.99 - 1.40	(1.29) - (0.64)
	2017	1,771,877	1.93 - 2.07	3,579,516	0.31	0.99 - 1.40	35.09 - 35.98
BHFTII MetLife Stock Index	2021	94,310	11.54	1,088,471	1.38	1.40	26.26
Division	2020	99,323	9.14	907,912	1.69	1.40	16.18
	2019	105,116	7.87	827,022	1.95	1.40	28.98
	2018	109,225	6.10	666,257	1.61	1.40	(6.16)
	2017	113,514	6.50	737,880	1.57	1.40	19.55
BHFTII MFS® Total Return	2021	1,774,349	2.39 - 3.19	4,680,766	1.84	0.98 - 1.40	12.41 - 13.10
Division	2020	1,861,913	2.12 - 2.84	4,350,146	2.40	0.98 - 1.40	8.01 - 8.69
	2019	2,012,182	1.96 - 2.63	4,326,375	2.34	0.98 - 1.40	18.46 - 19.20
	2018	2,198,171	1.65 - 2.22	3,966,723	2.24	0.98 - 1.40	(7.08) - (6.50)
	2017	2,519,714	1.77 - 2.39	4,925,723	2.49	0.98 - 1.40	10.67 - 11.35

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII MFS® Value Division	2021	98,762	3.07	303,530	1.47	1.40	23.68
	2020	99,136	2.48	246,342	1.67	1.40	2.40
	2019	129,826	2.43	315,045	1.82	1.40	28.16
	2018	137,035	1.89	259,478	1.36	1.40	(11.32)
	2017	142,632	2.14	304,563	1.95	1.40	16.17
BHFTII T. Rowe Price Large	2021	1,229,736	5.14 - 9.29	11,167,263	—	0.99 - 1.40	18.28 - 19.04
Cap Growth Division	2020	1,335,714	4.34 - 7.80	10,146,324	0.23	0.99 - 1.40	34.74 - 35.60
	2019	1,389,598	3.22 - 5.75	7,790,076	0.42	0.99 - 1.40	28.77 - 29.70
	2018	1,484,636	2.50 - 4.44	6,419,609	0.42	0.99 - 1.40	(2.54) - (1.92)
	2017	1,565,228	2.57 - 4.52	6,910,674	0.30	0.99 - 1.40	31.63 - 32.54
BHFTII Western Asset	2021	128,602	1.97 - 2.10	260,386	3.61	0.99 - 1.40	1.39 - 1.80
Management Strategic Bond	2020	149,186	1.94 - 2.06	295,682	6.00	0.99 - 1.40	5.43 - 5.86
Opportunities Division	2019	160,313	1.84 - 1.95	301,716	4.94	0.99 - 1.40	12.90 - 13.36
	2018	172,496	1.63 - 1.72	287,577	5.36	0.99 - 1.40	(5.14) - (4.75)
	2017	179,496	1.72 - 1.80	315,192	3.90	0.99 - 1.40	6.73 - 7.16
BHFTII Western Asset	2021	755,917	1.46 - 1.90	1,305,705	2.66	0.99 - 1.40	(2.89) - (2.49)
Management U.S.	2020	791,165	1.50 - 1.95	1,405,330	3.36	0.99 - 1.40	3.78 - 4.21
Government Division	2019	729,899	1.45 - 1.87	1,224,385	2.77	0.99 - 1.40	4.56 - 4.99
	2018	773,037	1.38 - 1.78	1,242,669	2.31	0.99 - 1.40	(0.44) - (0.03)
	2017	791,931	1.39 - 1.78	1,276,906	2.66	0.99 - 1.40	0.52 - 0.93
Fidelity® VIP Contrafund®	2021	1,447,519	4.98 - 10.82	13,909,955	0.06	0.99 - 1.40	25.74 - 26.58
Division	2020	1,530,156	3.96 - 8.55	11,682,534	0.23	0.99 - 1.40	28.42 - 29.28
	2019	1,665,211	3.08 - 6.61	9,812,964	0.44	0.99 - 1.40	29.45 - 30.28
	2018	1,753,808	2.38 - 5.08	7,946,850	0.68	0.99 - 1.40	(7.95) - (7.30)
	2017	1,896,165	2.59 - 5.47	9,293,603	0.97	0.99 - 1.40	19.90 - 20.68
Fidelity® VIP Dynamic	2021	1,155	5.00	5,774	0.12	1.40	22.54
Capital Appreciation Division	2020	1,155	4.08	4,712	0.04	1.40	31.48
	2019	1,155	3.10	3,583	0.39	1.40	28.02
	2018	1,155	2.42	2,799	0.34	1.40	(6.49)
	2017	1,155	2.59	2,994	0.62	1.40	21.79
Fidelity® VIP Equity-Income	2021	1,095,811	4.67 - 5.17	5,582,913	1.88	0.99 - 1.40	23.16 - 23.66
Division	2020	1,161,765	3.79 - 4.18	4,792,363	1.82	0.99 - 1.40	5.21 - 5.64
	2019	1,224,436	3.61 - 3.95	4,786,438	1.94	0.99 - 1.40	25.67 - 26.19
	2018	1,370,820	2.87 - 3.13	4,230,876	2.27	0.99 - 1.40	(9.57) - (9.20)
	2017	1,462,092	3.17 - 3.45	4,974,865	1.69	0.99 - 1.40	11.33 - 11.79
Fidelity® VIP High Income	2021	290,066	2.16 - 2.37	681,160	4.71	0.99 - 1.40	2.96 - 3.38
Division	2020	386,167	2.10 - 2.30	878,030	5.02	0.99 - 1.40	1.31 - 1.73
	2019	411,260	2.07 - 2.26	920,064	4.66	0.99 - 1.40	13.51 - 13.97
	2018	513,570	1.82 - 1.98	994,916	5.56	0.99 - 1.40	(4.64) - (4.24)
	2017	545,222	1.91 - 2.07	1,105,334	5.09	0.99 - 1.40	5.45 - 5.88
Fidelity® VIP Index 500	2021	1,781,031	6.57 - 7.27	12,604,556	1.23	0.99 - 1.40	26.79 - 27.31
Division	2020	1,912,218	5.18 - 5.71	10,643,898	1.75	0.99 - 1.40	16.59 - 17.07
	2019	2,112,870	4.45 - 4.88	10,060,412	1.95	0.99 - 1.40	29.52 - 30.06
	2018	2,287,736	3.43 - 3.75	8,369,872	1.84	0.99 - 1.40	(5.83) - (5.44)
	2017	2,419,412	3.65 - 3.97	9,370,787	1.78	0.99 - 1.40	20.03 - 20.52

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
FTVIPT Franklin Small-Mid	2021	118,986	4.98	592,337	—	1.40	8.48
Cap Growth VIP Division	2020	125,390	4.59	575,402	—	1.40	52.93
	2019	138,927	3.00	416,867	—	1.40	29.61
	2018	141,079	2.32	326,617	—	1.40	(6.69)
	2017	185,771	2.48	460,943	—	1.40	19.72
FTVIPT Templeton Foreign	2021	374,083	1.61	601,709	1.84	1.40	2.71
VIP Division	2020	394,718	1.57	618,144	3.39	1.40	(2.54)
	2019	420,326	1.61	675,375	1.71	1.40	10.96
	2018	411,820	1.45	596,324	2.73	1.40	(16.62)
	2017	534,412	1.74	928,137	2.61	1.40	15.08
Invesco V.I. Equity and	2021	10,580	2.05	21,673	1.87	1.40	17.00
Income Division	2020	10,595	1.75	18,550	2.53	1.40	8.42
	2019	10,595	1.61	17,110	2.60	1.40	18.69
	2018	10,595	1.36	14,415	2.51	1.40	(10.77)
	2017	3,949	1.52	6,022	1.69	1.40	9.49
Invesco V.I. International	2021	524,295	3.25 - 3.60	1,856,889	1.22	0.99 - 1.40	4.42 - 4.85
Growth Division	2020	591,953	3.11 - 3.43	2,003,004	2.39	0.99 - 1.40	12.41 - 12.87
	2019	635,522	2.77 - 3.04	1,907,903	1.56	0.99 - 1.40	26.79 - 27.31
	2018	703,954	2.18 - 2.39	1,657,106	2.00	0.99 - 1.40	(16.17) - (15.82)
	2017	779,778	2.61 - 2.84	2,183,909	1.39	0.99 - 1.40	21.30 - 21.79
LMPVET ClearBridge Variable	2021	670,729	3.62 - 3.95	2,593,823	0.16	0.99 - 1.40	8.77 - 9.21
Aggressive Growth Division	2020	729,774	3.33 - 3.61	2,576,850	0.83	0.99 - 1.40	16.37 - 16.85
	2019	756,212	2.86 - 3.09	2,287,194	0.99	0.99 - 1.40	23.33 - 23.84
	2018	774,825	2.32 - 2.50	1,894,616	0.59	0.99 - 1.40	(9.63) - (9.25)
	2017	844,948	2.57 - 2.75	2,281,423	0.51	0.99 - 1.40	14.68 - 15.15
LMPVET ClearBridge Variable	2021	594,644	4.39 - 4.78	2,789,584	0.63	0.99 - 1.40	21.94 - 22.44
Appreciation Division	2020	613,296	3.60 - 3.90	2,349,787	1.08	0.99 - 1.40	13.18 - 13.64
	2019	635,670	3.18 - 3.44	2,145,892	1.36	0.99 - 1.40	28.06 - 28.59
	2018	692,470	2.48 - 2.67	1,820,560	1.24	0.99 - 1.40	(3.11) - (2.71)
	2017	747,073	2.56 - 2.75	2,020,947	1.19	0.99 - 1.40	17.89 - 18.37
LMPVET ClearBridge Variable	2021	186,751	3.88	725,522	1.52	1.40	25.04
Dividend Strategy Division	2020	209,774	3.11	651,783	1.46	1.40	6.17
	2019	223,757	2.93	654,827	1.46	1.40	29.76
	2018	255,058	2.26	575,236	1.53	1.40	(6.19)
	2017	273,587	2.40	657,726	1.47	1.40	17.52
LMPVET ClearBridge Variable	2021	1,163	5.18	6,028	—	1.40	20.25
Large Cap Growth Division	2020	1,108	4.31	4,775	0.02	1.40	28.92
	2019	1,357	3.34	4,538	0.36	1.40	30.32
	2018	1,454	2.57	3,730	0.28	1.40	(1.38)
	2017	1,695	2.60	4,409	0.23	1.40	24.02
LMPVET ClearBridge Variable	2021	295,902	3.78	1,117,051	1.03	1.40	24.46
Large Cap Value Division	2020	310,077	3.03	940,547	1.41	1.40	3.78
	2019	322,090	2.92	941,396	1.76	1.40	27.09
	2018	347,342	2.30	798,798	1.42	1.40	(10.15)
	2017	405,185	2.56	1,037,069	1.31	1.40	13.24

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.  FINANCIAL HIGHLIGHTS — (Concluded)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
LMPVET ClearBridge Variable	2021	5,497	4.36	23,956	0.03	1.40	26.92
Mid Cap Division	2020	5,498	3.43	18,879	0.29	1.40	13.75
	2019	5,498	3.02	16,598	0.61	1.40	31.10
	2018	5,498	2.30	12,660	0.50	1.40	(13.74)
	2017	5,498	2.67	14,678	0.44	1.40	11.23
LMPVET ClearBridge Variable	2021	136,862	7.91 - 8.75	1,126,323	—	0.99 - 1.40	11.04 - 11.50
Small Cap Growth Division	2020	145,694	7.12 - 7.84	1,078,002	—	0.99 - 1.40	41.27 - 41.85
	2019	156,156	5.04 - 5.53	819,297	—	0.99 - 1.40	25.11 - 25.62
	2018	170,613	4.03 - 4.40	716,564	—	0.99 - 1.40	1.99 - 2.41
	2017	230,759	3.95 - 4.30	954,033	—	0.99 - 1.40	22.54 - 23.04
LMPVIT Western Asset	2021	39,399	2.98	117,290	4.39	1.40	(0.08)
Variable Global High Yield	2020	39,884	2.98	118,833	4.03	1.40	5.82
Bond Division	2019	41,454	2.82	116,717	4.99	1.40	12.80
	2018	52,425	2.50	130,861	3.23	1.40	(5.26)
	2017	125,888	2.63	331,700	5.21	1.40	7.15
MFS® VIT Total Return Bond	2021	224,781	2.50 - 2.74	614,021	2.92	0.99 - 1.40	(2.19) - (1.79)
Division	2020	351,441	2.55 - 2.79	978,011	3.50	0.99 - 1.40	6.96 - 7.40
	2019	356,891	2.39 - 2.60	924,898	3.32	0.99 - 1.40	8.67 - 9.12
	2018	398,626	2.20 - 2.38	944,344	3.21	0.99 - 1.40	(2.47) - (2.07)
	2017	432,051	2.25 - 2.44	1,045,319	3.34	0.99 - 1.40	3.01 - 3.43

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, portfolio, or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, porfolio, or series in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, portfolio, or series of the trusts which may have unique investment income ratios.

2  These amounts represent the annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Division.